SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates
Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

Percentage

Computers and peripheral equipment	20% - 33% (mainly 33)
Office furniture and equipment	10% - 20% (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Summary of Fair Value Assumptions
The fair value for options granted in 2013, 2012 and 2011 is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2013	2012	2011

Dividend yield	0%	0%	0%
Expected volatility	69%	127%	129%
Risk-free interest	1.03%	0.56%	1.03%
Expected life (in years)	4	4	4